Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Gross realized gains	¥ 2,360	¥ 238	¥ 204
Gross realized losses	2	1,545	4,281
Time deposits with original maturities of more than three months	47,914	28,292
Aggregate cost of non-marketable equity securities accounted for under the cost method	14,794	14,808
Investments in affiliated companies accounted for by the equity method	18,937	17,345
Canon's share of net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions)	¥ (664)	¥ 610	¥ (7,368)